RiverSource®
Builder Select Variable Annuity
(also known as Wells Fargo Builder Select Variable Annuity)
Individual Flexible Premium Deferred Combination Fixed/Variable Annuity
Issued by:	RiverSource Life Insurance Company (RiverSource Life)
829 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-333-3437 (Service Center)
Updating Summary Prospectus
May 1, 2025
The Prospectus for the RiverSource Builder Select Variable Annuity (the Contract), an individual flexible premium deferred combination fixed/variable annuity contract, issued by RiverSource Life Insurance Company (“RVS Life”, “we”, “us” and “our”) is available and contains more information about the Contract, including its features, benefits and risks. You can find the current prospectus and other information about the Contract online at riversource.com/annuities. You can also obtain this information at no cost by calling 1-800-862-7919 or by sending an email request to riversourceannuityservice@ampf.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

RiverSource Builder Select Variable Annuity — Summary Prospectus 1

2 RiverSource Builder Select Variable Annuity — Summary Prospectus

Key Terms
These terms can help you understand details about your contract.
Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.
Contract value: The total value of your contract before we deduct any applicable charges.
Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.
Fixed account: Part of our general account which includes the one-year fixed account and the DCA fixed account. Amounts you allocate to the fixed account earn interest rates we declare periodically.
Funds: A portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission (the "SEC") in which the Subaccounts invest.  May also be referred to as an underlying Fund.
Guarantee Period Accounts (GPAs): A nonunitized separate account to which you may allocate purchase payments and purchase payment credits or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments and purchase payment credits or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or withdrawals from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss.
Service Center: Our department that processes all transaction and service requests for the contracts. We consider all transaction and service requests received when they arrive in good order at the Service Center. Any transaction or service requests sent or directed to any location other than our Service Center may end up delayed or not processed. Our Service Center address and telephone number are listed on the first page of the prospectus.
Subaccount: A division of the Variable Account, each of which invests in one Fund.

RiverSource Builder Select Variable Annuity — Summary Prospectus 3

Updated Information You Should Consider About the Contract
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the Prospectus dated May 1, 2024. This may not reflect all of the changes that have occurred since you entered into your Contract.
UNDERLYING FUNDS
•
Effective 7/15/2024, Franklin Advisers, Inc. (“Franklin Advisers”) is added to the list of sub-advisors pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management, LLC.
•
Effective 7/15/2024, Franklin Advisers, Inc. replaced Putnam Investment Management, LLC as the investment advisor of each fund.
•
Effective December 6, 2024, Morgan Stanley VIF Global Real Estate Portfolio and Morgan Stanley VIF U.S. Real Estate Portfolio have been liquidated.

4 RiverSource Builder Select Variable Annuity — Summary Prospectus

Important Information You Should Consider About the Contract
	FEES AND EXPENSES	Location in Statutory Prospectus
Charges for Early Withdrawals
In addition to the surrender charge, we may reverse a purchase payment credit upon certain withdrawals within 12 months of when the purchase payment credit was applied.
This contract has two surrender charge options.  You may select either a six-year or eight-year surrender charge schedule at the time of application.
If you make an early withdrawal, you may be assessed a surrender charge of up to 8% of the purchase payment withdrawn. For example, if you make an early withdrawal, you could pay a surrender charge of up to $8,000 on a
$100,000 investment.
Fee Table and Examples Charges– Withdrawal Charge
Transaction Charges	We do not assess any transaction charges.

RiverSource Builder Select Variable Annuity — Summary Prospectus 5

	FEES AND EXPENSES			Location in Statutory Prospectus
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table and Examples Expenses – Product Charges Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1) (varies by surrender charge schedule, death benefit option, and size of Contract value)	1.41%	2.06%
	Fund options (Funds fees and expenses)(2)	0.38%	2.44%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.25%	1.75%
(1) As a percentage of average daily subaccount value. Includes the Mortality and Expense
Fee, Variable Account Administrative Charge, and Contract Administrative Charge.
(2) As a percentage of Fund net assets.
(3) As a percentage of Contract value or the greater of Contract Value or applicable guaranteed benefit amount (varies by optional benefit). The Minimum is a percentage of
Contract value. The Maximum is a percentage of the greater of Contract value or minimum contract accumulation value (MCAV)
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,814	Highest Annual Cost: $4,029
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract features and Fund fees
and expenses
•No optional benefits
•No additional purchase payments,
transfers or withdrawals
•No sales charge
•No purchase payment credits

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract features, optional
benefits and Fund fees and
expenses
•No sales charge
•No additional purchase payments,
transfers or withdrawals
•No purchase payment credits

	RISKS
Risk of Loss	You can lose money by investing in this Contract including loss of principal.			Principal Risks

6 RiverSource Builder Select Variable Annuity — Summary Prospectus

	RISKS	Location in Statutory Prospectus
Not a Short-Term Investment
•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•The Contracts have surrender charges, which may reduce the value of your Contract if you withdraw money during withdrawal charge period.
Surrenders may also reduce or terminate contract guarantees.
•The benefits of tax deferral, long-term income, and optional living benefit guarantees mean the contract is generally more beneficial to investors with a long term investment horizon.
Principal Risks Charges– Withdrawal Charge
Risks Associated with Investment Options
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
•Each investment option, including the Fixed Account and the Guarantee
Period Accounts (GPAs) investment options has its own unique risks.
•You should review the investment options before making any investment decisions.
Principal Risks The Variable Account and the Funds The Guarantee Period Accounts (GPAs) The Fixed Account
Insurance Company Risks
An investment in the Contract is subject to the risks related to us. Any obligations (including under the Fixed Account) or guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about RiverSource
Life, including our financial strength ratings, is available by contacting us at
1-800-862-7919.
Principal Risks The General Account
RESTRICTIONS
Investments
•Subject to certain restrictions, you may transfer your Contract value among the subaccounts without charge at any time before the
annuitization start date, and once per contract year after the annuitization start date.
•Certain transfers out of the GPAs will be subject to an MVA.
•GPAs and the Fixed Account are subject to certain restrictions.
•We reserve the right to modify, restrict or suspend your transfer privileges if we determine that your transfer activity constitutes market timing.
•We reserve the right to add, remove or substitute Funds. We also reserve the right, upon notification to you, to close or restrict any Funds.
Making the Most of Your Contract – Transferring Among Accounts Substitution of Investments

RiverSource Builder Select Variable Annuity — Summary Prospectus 7

	RESTRICTIONS	Location in Statutory Prospectus
Optional Benefits
•Certain optional benefits limit or restrict the investment options you may select under the Contract. If you later decide you do not want to invest in those approved investment options, you must request a full surrender.
•Certain optional benefits may limit subsequent purchase payments.
•Withdrawals in excess of the amount allowed under certain optional benefits may substantially reduce the benefit or even terminate the benefit.

Buying Your
Contract
—Purchase
Payments
Optional
Benefits –
SecureSource 20
Rider - Important
SecureSource 20
Rider
Considerations
Optional
Benefits –
SecureSource
Rider - Important
SecureSource
Rider
Considerations
Appendix J:
Guarantor
Withdrawal
benefit Rider
Disclosure–
Investment
Allocation
Restrictions
Appendix A: Funds
Available Under
the Optional
Benefits Offered
Under the
Contract

TAXES
Tax Implications
•Consult with a tax advisor to determine the tax implications of an investment in and payments and withdrawals received under this
Contract
•If you purchase the contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
•Earnings under your contract are taxed at ordinary income tax rates generally when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This financial incentive may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
About the Service Providers

8 RiverSource Builder Select Variable Annuity — Summary Prospectus

	CONFLICTS OF INTEREST	Location in Statutory Prospectus
Exchanges
If you already own an annuity or insurance Contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a Contract you already own if you determine, after comparing the features, fees, and risks of both
Contracts, that it is better for you to purchase the new Contract rather than continue to own your existing Contract.
Buying Your Contract – Contract Exchanges

RiverSource Builder Select Variable Annuity — Summary Prospectus 9

Appendix A:Funds Available Under the Contract
The following is a list of funds available under the contract. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com. Depending on the optional benefits you choose, and contract application sign date, you may not be able to invest in certain funds.  See table below, “Funds Available Under the Optional Benefits Offered Under the Contract”.
The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	AB VPS International Value Portfolio (Class B) AllianceBernstein L.P.	1.17%	4.81%	3.29%	3.00%
Seeks long-term growth of capital.	AB VPS Relative Value Portfolio (Class B) AllianceBernstein L.P.	0.86%	12.76%	9.54%	9.39%
Seeks long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio (Class B) AllianceBernstein L.P.	1.16%[1]	5.96%	8.77%	9.45%
Seeks long-term capital appreciation.	Allspring VT Discovery All Cap Growth Fund - Class 2 Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	1.00%[1]	21.00%	10.75%	12.12%
Seeks long-term total return, consisting of capital appreciation and current income.	Allspring VT Index Asset Allocation Fund - Class 2 Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	1.00%[1]	14.87%	8.51%	7.94%
Seeks long-term capital appreciation.	Allspring VT Opportunity Fund - Class 2 Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	1.00%[1]	15.05%	11.72%	10.78%
Seeks long-term capital appreciation.	Allspring VT Small Cap Growth Fund - Class 2 Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	1.17%	18.70%	6.60%	8.65%
Seeks capital appreciation.	BNY Mellon Investment Portfolios, Technology Growth Portfolio - Service Shares BNY Mellon Investment Adviser, Inc., adviser; Newton Investment Management North America, LLC, sub-investment adviser.	1.15%	25.39%	15.29%	14.79%
Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	BNY Mellon Variable Investment Fund, Appreciation Portfolio - Service Shares BNY Mellon Investment Adviser, Inc., adviser; Fayez Sarofim & Co., sub-investment adviser.	1.10%	12.48%	11.66%	11.28%

10 RiverSource Builder Select Variable Annuity — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio - Class I Franklin Templeton Fund Adviser, LLC, investment adviser; ClearBridge Investments, LLC, subadviser	0.80%	4.50%	5.39%	7.93%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund (Class 3) Columbia Management Investment Advisers, LLC	0.80%	25.89%	8.28%	13.92%
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 3) Columbia Management Investment Advisers, LLC	0.86%[1]	15.28%	6.12%	8.75%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Emerging Markets Fund (Class 3) Columbia Management Investment Advisers, LLC	1.22%[1]	5.50%	(8.23%)	(0.89%)
Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Variable Portfolio - Government Money Market Fund (Class 3) Columbia Management Investment Advisers, LLC	0.49%[1]	4.84%	3.53%	2.16%
Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Variable Portfolio - High Yield Bond Fund (Class 3) Columbia Management Investment Advisers, LLC	0.77%[1]	6.95%	2.29%	3.64%
Seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Variable Portfolio - Income Opportunities Fund (Class 3) Columbia Management Investment Advisers, LLC	0.77%[1]	5.90%	1.97%	3.21%
Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Variable Portfolio - Intermediate Bond Fund (Class 3) Columbia Management Investment Advisers, LLC	0.65%	1.85%	(3.60%)	0.08%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Large Cap Growth Fund (Class 3) Columbia Management Investment Advisers, LLC	0.85%	31.19%	8.74%	17.33%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 3) Columbia Management Investment Advisers, LLC	0.38%	24.54%	8.52%	14.07%

RiverSource Builder Select Variable Annuity — Summary Prospectus 11

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Overseas Core Fund (Class 3) Columbia Management Investment Advisers, LLC	0.92%	3.35%	0.55%	4.00%
Seeks to provide shareholders with growth of capital.	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 3) Columbia Management Investment Advisers, LLC	0.95%[1]	23.52%	2.20%	10.94%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 3) Columbia Management Investment Advisers, LLC	0.95%[1]	12.41%	3.85%	9.71%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.13%[1]	8.67%	6.37%	10.98%
Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 3) Columbia Management Investment Advisers, LLC	0.59%	1.44%	(2.81%)	(0.95%)
The portfolio is designed to achieve positive total return relative to the performance of the Bloomberg Commodity Index Total Return ("BCOM Index").	Credit Suisse Trust - Commodity Return Strategy Portfolio, Class 1 Credit Suisse Asset Management, LLC	1.05%[1]	4.83%	6.85%	1.12%
Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	CTIVP® - BlackRock Global Inflation-Protected Securities Fund (Class 3) Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.	0.75%[1]	(1.06%)	(5.36%)	(0.68%)
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Principal Blue Chip Growth Fund (Class 1) (on or about June 1, 2025 to be known as CTIVP® - Principal Large Cap Growth Fund (Class 1)) Columbia Management Investment Advisers, LLC, adviser; Principal Global Investors, LLC, subadviser.	0.69%	21.42%	6.85%	13.79%
Seeks to provide shareholders with long-term growth of capital.	CTIVP® - Victory Sycamore Established Value Fund (Class 3) Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.	0.95%	9.77%	5.39%	10.72%
Seeks high level of current income.	Eaton Vance VT Floating-Rate Income Fund - Initial Class Eaton Vance Management	1.19%	7.68%	4.24%	3.92%

12 RiverSource Builder Select Variable Annuity — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.81%	33.45%	16.74%	13.33%
Seeks as high level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.63%	1.50%	0.20%	1.68%
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.82%	17.18%	11.06%	8.94%
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	0.98%	4.81%	5.50%	6.06%
Seeks high total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.	Franklin Global Real Estate VIP Fund - Class 2 Franklin Templeton Institutional, LLC	1.25%[1]	(0.32%)	(0.30%)	2.30%

RiverSource Builder Select Variable Annuity — Summary Prospectus 13

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.	Franklin Income VIP Fund - Class 2 Franklin Advisers, Inc.	0.72%[1]	7.20%	5.29%	5.27%
Seeks long-term capital appreciation.	Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares Goldman Sachs Asset Management, L.P.	0.82%[1]	12.40%	9.85%	7.98%
Seeks long-term growth of capital and dividend income.	Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Shares Goldman Sachs Asset Management, L.P.	0.56%[1]	28.32%	14.15%	12.05%
Non-diversified fund that seeks capital growth.	Invesco V.I. American Franchise Fund, Series II Shares Invesco Advisers, Inc.	1.10%	34.56%	15.56%	13.88%
Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund, Series II Shares Invesco Advisers, Inc.	1.01%	14.87%	11.31%	9.21%
Seeks long-term growth of capital.	Invesco V.I. Discovery Large Cap Fund, Series II Shares (previously Invesco V.I. Capital Appreciation Fund, Series II Shares) Invesco Advisers, Inc.	1.05%[1]	33.82%	15.76%	12.97%
Seeks capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares Invesco Advisers, Inc.	1.10%	23.92%	9.92%	11.29%
Seeks long-term growth of capital.	Invesco V.I. EQV International Equity Fund, Series II Shares Invesco Advisers, Inc.	1.15%	0.34%	2.97%	4.10%
Seeks capital appreciation.	Invesco V.I. Global Fund, Series II Shares Invesco Advisers, Inc.	1.06%	15.78%	9.21%	9.58%
Seeks total return	Invesco V.I. Global Strategic Income Fund, Series II Shares Invesco Advisers, Inc.	1.18%[1]	3.02%	(0.43%)	1.28%
Seeks long-term growth of capital.	Invesco V.I. Health Care Fund, Series II Shares Invesco Advisers, Inc.	1.24%	3.87%	3.38%	5.13%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund®, Series II Shares Invesco Advisers, Inc.	1.11%	12.41%	10.21%	8.73%

14 RiverSource Builder Select Variable Annuity — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Non-diversified fund that pursues its investment objective by investing primarily in common stocks selected for their growth potential.	Janus Henderson Research Portfolio: Service Shares Janus Henderson Investors US LLC	0.92%	34.96%	16.49%	14.25%
The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund, Service Class Lincoln Financial Investments Corporation, investment adviser; American Century Investment Management, Inc., investment sub-adviser.	0.72%[1]	1.54%	1.22%	1.73%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Fund, Service Class Lincoln Financial Investments Corporation, investment adviser; American Century Investment Management, Inc., investment sub-adviser.	1.01%[1]	8.52%	7.13%	7.87%
Seeks capital growth.	LVIP American Century Ultra® Fund, Service Class Lincoln Financial Investments Corporation, investment adviser; American Century Investment Management, Inc., investment sub-adviser.	0.90%[1]	28.62%	18.01%	16.29%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Value Fund, Service Class Lincoln Financial Investments Corporation, investment adviser; American Century Investment Management, Inc., investment sub-adviser.	0.86%[1]	9.29%	8.41%	8.01%
Seeks total return.	MFS® Total Return Series - Service Class Massachusetts Financial Services Company	0.86%[1]	7.46%	5.89%	6.20%
Seeks total return.	MFS® Utilities Series - Service Class Massachusetts Financial Services Company	1.04%[1]	11.34%	5.61%	6.02%
The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley VIF Discovery Portfolio, Class II Shares Morgan Stanley Investment Management Inc.	1.05%[1]	41.73%	11.11%	12.02%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT All Asset Portfolio, Advisor Class[2] Pacific Investment Management Company LLC (PIMCO)	2.37%[1]	3.57%	4.31%	4.25%
Seeks capital appreciation.	Putnam VT Global Health Care Fund - Class IB Shares Putnam Investment Management, LLC, investment advisor; Sub-advisers-Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC	0.98%	1.43%	7.94%	7.65%

RiverSource Builder Select Variable Annuity — Summary Prospectus 15

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Putnam VT Small Cap Value Fund - Class IB Shares Putnam Investment Management, LLC, investment advisor. Sub-advisers-Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	1.02%	6.20%	10.71%	8.10%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.	Templeton Global Bond VIP Fund - Class 2 Franklin Advisers, Inc.	0.75%[1]	(11.37%)	(4.85%)	(2.03%)
Seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets.	Templeton Growth VIP Fund - Class 2 Templeton Global Advisors Limited	1.12%[1]	5.40%	4.60%	4.08%
Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Variable Portfolio - Aggressive Portfolio (Class 2)[2] Columbia Management Investment Advisers, LLC	1.04%	13.20%	2.78%	7.64%
Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Variable Portfolio - Aggressive Portfolio (Class 4)[2] Columbia Management Investment Advisers, LLC	1.04%	13.21%	2.77%	7.64%
Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Variable Portfolio - Conservative Portfolio (Class 2)[2] Columbia Management Investment Advisers, LLC	0.87%[1]	4.42%	(1.47%)	1.46%
Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Variable Portfolio - Conservative Portfolio (Class 4)[2] Columbia Management Investment Advisers, LLC	0.87%[1]	4.49%	(1.45%)	1.46%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	0.95%	4.31%	(1.86%)	0.96%

16 RiverSource Builder Select Variable Annuity — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	0.98%	6.80%	(0.87%)	2.32%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Growth Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	1.01%	11.98%	1.11%	5.18%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	0.98%	9.41%	0.18%	3.82%
Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Variable Portfolio - Moderate Portfolio (Class 2)[2] Columbia Management Investment Advisers, LLC	0.97%	8.72%	0.80%	4.73%
Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Variable Portfolio - Moderate Portfolio (Class 4)[2] Columbia Management Investment Advisers, LLC	0.97%	8.71%	0.80%	4.72%
Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Variable Portfolio - Moderately Aggressive Portfolio (Class 2)[2] Columbia Management Investment Advisers, LLC	1.01%	11.00%	1.68%	6.13%
Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Variable Portfolio - Moderately Aggressive Portfolio (Class 4)[2] Columbia Management Investment Advisers, LLC	1.01%	10.98%	1.68%	6.13%
Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Variable Portfolio - Moderately Conservative Portfolio (Class 2)[2] Columbia Management Investment Advisers, LLC	0.94%	6.41%	(0.45%)	2.98%
Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Variable Portfolio - Moderately Conservative Portfolio (Class 4)[2] Columbia Management Investment Advisers, LLC	0.94%	6.40%	(0.46%)	2.97%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Core Equity Fund (Class 3) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.	0.81%	23.26%	8.22%	13.88%

RiverSource Builder Select Variable Annuity — Summary Prospectus 17

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital appreciation.	Variable Portfolio - Partners Small Cap Value Fund (Class 3) Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.	0.97%[1]	7.83%	1.41%	6.11%
Seeks long-term capital appreciation.	Wanger Acorn (on or about June 1, 2025 to be known as Columbia Variable Portfolio - Acorn Fund) Columbia Wanger Asset Management, LLC	0.91%[1]	14.18%	(2.57%)	4.58%
Seeks long-term capital appreciation.	Wanger International (on or about June 1, 2025 to be known as Columbia Variable Portfolio - Acorn International Fund) Columbia Wanger Asset Management, LLC	1.08%[1]	(8.25%)	(10.79%)	(0.72%)
1
This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.
2
This Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including management fees.
3
This Fund is managed in a way that is intended to minimize volatility of returns. See “Principal Risks of Investing in the Contract.”
Funds Available Under the Optional Benefits Offered Under the Contract
For contracts issued with the optional living benefit riders, you are required to invest in the Portfolio Navigator or Portfolio Stabilizer funds listed below (See “Portfolio Navigator Program (PN Program) and Portfolio Stabilizer Funds”):
Portfolio Navigator funds:
1.Variable Portfolio – Aggressive Portfolio (Class 2), (Class 4)
2.Variable Portfolio – Moderately Aggressive Portfolio (Class 2), (Class 4)
3.Variable Portfolio – Moderate Portfolio (Class 2), (Class 4)
4.Variable Portfolio – Moderately Conservative Portfolio (Class 2), (Class 4)
5.Variable Portfolio – Conservative Portfolio (Class 2), (Class 4)
Portfolio Stabilizer Funds:
1.
Variable Portfolio – Managed Risk Fund (Class 2)
2.
Variable Portfolio – Managed Risk U.S. Fund (Class 2)
3.
Variable Portfolio – Managed Volatility Growth Fund (Class 2)
4.
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
5.
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
6.
Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
7.
Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
8.
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
9.
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)

18 RiverSource Builder Select Variable Annuity — Summary Prospectus

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The prospectus and Statement of Additional Information (SAI) include additional information about the Contract. The prospectus and SAI, dated the same date as this summary prospectus, are incorporated by reference. The prospectus and SAI are available, without charge, upon request. For a free copy of the prospectus, SAI, or for more information about the Contract, call us at 1-800-862-7919, visit our website at riversource.com/annuities or write to us at: 70100 Ameriprise Financial Center Minneapolis, MN 55474.

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919
USP9000_12_D01_(05/25)
Reports and other information about RiverSource Variable Annuity Account are available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000044132
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